SHARE CAPITAL, WARRANTS AND OPTIONS (Tables)	9 Months Ended
Sep. 30, 2023
Share Capital Warrants And Options
SCHEDULE OF FAIR VALUE OF WARRANTS ASSUMPTIONS

The fair value of the warrants was calculated using the following assumptions:

	February 24, 2023	June 28, 2023
Expected dividend yield	0%	0%
Stock price	$1.73	$1.35
Expected share price volatility	77.52%	92.06%
Risk free interest rate	4.28%	4.13%
Expected life of warrant	2 years	3 years

SCHEDULE OF WARRANT ACTIVITY

A summary of common share purchase warrant activity for the nine months ended September 30, 2023 was as follows:

	September 30, 2023		December 31, 2022
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of the period	1,098,786	1.96	-	-
Issued	5,895,448	1.47	2,347,569	1.16
Exercised	-	-	(1,236,408)	0.46
Cancelled/expired	(159,836)	1.97	(12,375)	-
Outstanding, end of the period	6,834,398	1.53	1,098,786	1.96

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS

At September 30, 2023, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
643,299	October 16, 2023[1]	1.75	0.00
295,651	August 3, 2024	2.40	0.04
221,448	February 24, 2025	1.75	0.05
350,000	March 22, 2024	1.75	0.02
5,324,000	June 28, 2026	1.4375	2.14
6,834,398			2.25

1.	A total of 100,000 warrants were exercised and the remaining 543,299 warrants expired on October 16, 2023.

SCHEDULE OF OPTION ACTIVITY

A summary of option activity under the Plan during the nine months ended September 30, 2023 is as follows:

	September 30, 2023		December 31, 2022
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of the period	10,407,044	1.10	2,995,794	1.33
Issued	3,833,277	1.75	8,827,250	1.16
Exercised	-	-	(1,416,000)	0.46
Outstanding, end of the period	14,240,321	1.28	10,407,044	1.10

SCHEDULE OF FAIR VALUE OF STOCK OPTION ASSUMPTIONS

The fair value of stock options granted during the nine months ended September 30, 2023 was calculated using the following assumptions:

	September 30, 2023	September 30, 2022
Expected dividend yield	0%	0%
Expected share price volatility	87.92%	126.68-129.48%
Risk free interest rate	3.83%	2.85%
Expected life of options	5 years	4.16-4.47 years

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING SHARE OPTIONS

Details of options outstanding as at September 30, 2023 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
900,000	900,000	February 24, 2025	0.80	0.09
240,000	240,000	August 19, 2025	0.45	0.03
3,689,000	3,689,000	January 26, 2026	0.39	0.60
495,000	495,000	February 25, 2026	1.60	0.08
1,343,850	1,343,850	September 29, 2026	0.91	0.28
998,794	998,794	October 25, 2026	2.00	0.22
2,740,400	2,740,400	January 20, 2027	2.40	0.64
3,833,277	-	August 8, 2028	1.75	1.31
14,240,321	10,407,044			3.25

SCHEDULE OF DEFERRED SHARE UNIT PLAN HAVE BEEN GRANTED

During the nine months ended September 30, 2023, DSUs have been granted as follows:

	Number Outstanding	Market Price [1] ($)	Fair Value ($)
DSUs outstanding at December 31, 2022	200,000	1.49	298,000
DSUs granted during the period[2]	407,463	1.37	558,524

DSUs outstanding at September 30, 2023	607,463	1.41	856,524

1.	According to the DSU plan, Market Price is the volume weighted average price on the TSXV for the last five trading days immediately preceding the grant date.

2.	DSUs were granted on March 31, Jun 30 and September 30, 2023. The market price of $1.37 represented the weighted average price for those grants.